Document and Entity Information	Nov. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	VAXCYTE, INC.
Entity Central Index Key	0001649094
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	PCVX
Security Exchange Name	NASDAQ
Entity File Number	001-39323
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-4233385
Entity Address, Address Line One	353 Hatch Drive
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(650)
Local Phone Number	837-0111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false